Fair Values Measurements (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Fair Value | Navios Holdings 2020 Notes
Disclosure of transactions between related parties [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 99,854